OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF OTHER RECEIVABLES

	December 31, 2022	December 31, 2021
Employee retention credit (1)	$-	$422,845
Other receivables	1,241	3,171
	$1,241	$426,016

(1)	During 2021, the Company applied for the Employee Retention Credits (“ERC”) in the amount of $422,845 relating to the 2020 and 2021 fiscal years. The Company assessed the probability of receiving the funds at December 31, 2021 and determined that the conditions attached to receiving the ERC were met and it was probable to be received. As a result, the Company recognized income of $422,845 during the year ended December 31, 2021.